CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Feb. 29, 2024	Feb. 28, 2023
Current assets
Cash and cash equivalents	$ 2,208,756	$ 2,021,927
Restricted cash-current	167,656	126,891
Short-term investments	1,094,593	1,149,607
Inventory	68,328	39,002
Amounts due from related parties-current	343	423
Income tax receivables		5,071
Prepaid expenses and other current assets	159,498	125,486
Total current assets	3,699,174	3,468,407
Restricted cash-non-current	81,064	146,089
Property and equipment, net	405,319	288,877
Deferred tax assets	4,620	5,973
Rental deposits	16,947	12,734
Intangible assets, net	1,988	485
Land use rights, net	189,049	193,878
Long-term investments (including available-for-sale investments of $106,387 and $151,263 as of February 28, 2023 and February 29, 2024, respectively)	284,266	453,375
Amounts due from related parties-non-current	59
Long-term prepayments and other non-current assets	14,359	5,534
Operating lease right-of-use assets	231,104	149,002
Total assets	4,927,949	4,724,354
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of $53,194 and $89,375 as of February 28,2023 and February 29,2024, respectively)	127,321	59,991
Deferred revenue-current (including deferred revenue-current of the consolidated VIEs without recourse to TAL Education Group of $213,239 and $350,887 as of February 28, 2023 and February 29,2024, respectively)	400,286	234,889
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs without recourse to TAL Education Group of $98 and $95 as of February 28, 2023 and February 29,2024, respectively)	96	100
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of $360,500 and $394,250 as of February 28, 2023 and February 29, 2024, respectively))	491,911	446,711
Operating lease liabilities, current portion (including operating lease liabilities, current portion of the consolidated VIEs without recourse to TAL Education Group of $36,062 and $56,900 as of February 28, 2023 and February 29, 2024, respectively)	62,604	42,174
Total current liabilities	1,082,218	783,865
Deferred revenue-non-current (including deferred revenue-non-current of the consolidated VIEs without recourse to TAL Education Group of $887 and $18,862 as of February 28, 2023 and February 29, 2024, respectively)	27,993	2,465
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to TAL Education Group of $1,500 and $2,302 as of February 28, 2023 and February 29, 2024, respectively)	2,360	1,563
Operating lease liabilities, non-current portion (including operating lease liabilities, non-current portion of the consolidated VIEs without recourse to TAL Education Group of $110,420 and $166,985 as of February 28, 2023 and February 29, 2024, respectively)	176,614	115,548
Total liabilities	1,289,185	903,441
Commitments and contingencies (Note 17)
Equity
Treasury stock		(6)
Additional paid-in capital	4,256,957	4,400,656
Statutory reserve	165,138	160,353
Accumulated deficit	(694,270)	(685,912)
Accumulated other comprehensive loss	(65,928)	(30,666)
Total TAL Education Group shareholders' equity	3,662,098	3,844,643
Noncontrolling interests	(23,334)	(23,730)
Total equity	3,638,764	3,820,913
Total liabilities and equity	4,927,949	4,724,354
Class A common shares
Equity
Common shares	152	169
Class B common shares
Equity
Common shares	$ 49	$ 49